Related Party and Parties-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Parties-in-Interest Transactions	Related Party and Parties-in-Interest Transactions
The Plan may invest in shares of funds provided through the Northern Trust Company and Voya and in shares of the Company Stock Fund. CenterPoint Energy is the Plan sponsor and a related party. Northern Trust is the Trustee for the Plan, and Voya is the recordkeeper. Therefore, these transactions qualify as party in interest transactions. During 2025, the Plan purchased and sold shares of the Company’s common stock and units of short-term investment funds managed by the Trustee as temporary investments (exempt party-in-interest transactions) as shown below:

Purchases	(in thousands)
Northern Trust Collective Short-term Investment Fund	$202,811

Sales
Company Stock	$18,594
Northern Trust Collective Short-term Investment Fund	193,899